UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue New York NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2014

Date of reporting period: 8/31/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund, a series of the 360 Funds, for the period ended August 31, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

A series of the
360 Funds

SEMI-ANNUAL REPORT

August 31, 2013

Investment Adviser

Stringer Asset Management, LLC
6000 Poplar Avenue, Suite 250
Memphis, TN  38119

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
STATEMENT OF ASSETS AND LIABILITIES	3
STATEMENT OF OPERATIONS	4
STATEMENT OF CHANGES IN NET ASSETS	5
FINANCIAL HIGHLIGHTS	6
NOTES TO FINANCIAL STATEMENTS	7
ADDITIONAL INFORMATION	13
EXPENSE EXAMPLES	14
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT	16

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
INVESTMENT HIGHLIGHTS
August 31, 2013 (Unaudited)

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.  To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”).  The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.  The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.  At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2013 and are subject to change.

Stringer Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 94.19%

ASSET ALLOCATION FUNDS (3.89%)
PowerShares DB G10 Currency Harvest Fund (a)	7,476	$185,031
SPDR Barclays Convertible Securities ETF	4,436	195,628
		380,659

EQUITY FUNDS (90.30%)
First Trust Multi Cap Value AlphaDEX Fund	38,594	1,499,454
iShares Global Consumer Discretionary ETF	6,761	491,660
iShares Transportation Average ETF	4,234	472,768
PowerShares S&P 500 Low Volatility Portfolio	15,395	471,857
SPDR S&P Bank ETF	16,016	478,718
SPDR S&P Homebuilders ETF	15,994	456,629
US Equity High Volatility Put Write Index Fund	11,178	286,358
Vanguard FTSE All-World ex-US ETF	40,026	1,816,380
Vanguard Growth ETF	11,013	892,383
Vanguard Industrials ETF	5,970	502,375
Vanguard Value ETF	21,401	1,468,751
		8,837,333

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,408,846)		9,217,992

SHORT TERM INVESTMENTS - 5.64%
Federated Government Obligations Fund, 0.01% (b) (Cost $551,548)	551,548	551,548

TOTAL INVESTMENTS (Cost $9,960,394) - 99.83%		$9,769,540
OTHER ASSETS LESS LIABILITES, NET - 0.17%		16,429
NET ASSETS - 100%		$9,785,969

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT
Assets:
Investments, at value (identified cost $9,960,394)	9,769,540
Due from advisor	1,191
Receivables:
Interest	6
Fund shares sold	72,343
Prepaid expenses	9,137
Total assets	9,852,217

Liabilities:
Payables:
Investment securities purchased	42,158
Fund shares redeemed	8,773
Accrued distribution (12b-1) fees	3,184
Due to administrator	4,195
Accrued expenses	7,938
Total liabilities	66,248
Net Assets	$9,785,969

Sources of Net Assets:
Paid-in capital	$9,985,946
Accumulated net realized loss on investments	(5,727)
Accumulated net investment loss	(3,396)
Net unrealized depreciation on investments	(190,854)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$9,785,969

Class A Shares:
Net assets applicable to 494,251 shares outstanding	$4,985,936
Net Asset Value Per Share	$10.09

Maximum Offering Price Per Share (a)	$10.68

Minimum Redemption Price Per Share (b)	$10.04

Class C Shares:
Net assets applicable to 291,282 shares outstanding	$2,928,479
Net Asset Value and Offering Price Per Share	$10.05

Minimum Redemption Price Per Share (c)	$9.95

Institutional Class Shares:
Net assets applicable to 185,345 shares outstanding	$1,871,554
Net Asset Value, Offering and Redemption Price Per Share	$10.10

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
STATEMENT OF OPERATIONS

August 31, 2013	SEMI-ANNUAL REPORT

For the Period Ended August 31, 2013 (a)
(Unaudited)
Investment income:
Dividends	$28,795
Interest	21
Total investment income	28,816

Expenses:
Management fees	17,357
Distribution (12b-1) fees - Class A	2,413
Distribution (12b-1) fees - Class C	4,219
Accounting and transfer agent fees and expenses	26,959
Audit fees	6,414
Miscellaneous	5,577
Custodian fees	3,773
Registration and filing fees	3,288
Legal fees	1,456
Trustee fees and expenses	851
Pricing fees	378
Reports to shareholders	230
Insurance	32
Total expenses	72,947
Less: fees waived and expenses absorbed	(40,735)
Net expenses	32,212

Net investment loss	(3,396)

Realized and unrealized loss:
Net realized loss on:
Investments	(5,727)
Net realized loss on investments	(5,727)

Net change in unrealized depreciation on:
Investments	(190,854)
Net change in unrealized depreciation	(190,854)

Net loss on investments	(196,581)

Net decrease in net assets resulting from operations	$(199,977)

(a)	The Stringer Growth Fund commenced opertations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2013	SEMI-ANNUAL REPORT

For the
Period Ended
August 31, 2013 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(3,396)
Net realized loss on investments	(5,727)
Net unrealized depreciation on investments	(190,854)
Net decrease in net assets resulting from operations	(199,977)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	9,985,946

Increase in net assets	9,785,969

Net Assets:
Beginning of year	-

End of year	$9,785,969
Accumulated net investment loss	$(3,396)

(a)	The Stringer Growth Fund commenced opertations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

August 31, 2013	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A		Class C		Institutional Class
	For the		For the		For the
	Period Ended		Period Ended		Period Ended
	August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)
	(Unaudited)		(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income (loss)	-	(b)	(0.01)		0.01
Net realized and unrealized gain on investments (f)	0.09		0.06		0.09
Total from investment operations	0.09		0.05		0.10

Net Asset Value, End of Year/Period	$10.09		$10.05		$10.10

Total Return (c)	0.90%	(d)	0.50%	(d)	1.00%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$4,986		$2,928		$1,872

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.88%	(e)	4.63%	(e)	3.63%	(e)
After fees waived and expenses absorbed	1.65%	(e)	2.40%	(e)	1.40%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.30)%	(e)	(3.05)%	(e)	(2.05)%	(e)
After fees waived and expenses absorbed	(0.07)%	(e)	(0.82)%	(e)	0.18%	(e)

Portfolio turnover rate	32%	(d)	32%	(d)	32%	(d)

(a)	The Stringer Growth Fund commenced opertations on March 28, 2013.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)
Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized loss on the Statements of Operations for the period ended August 31, 2013, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 28, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation – Equity securities, including Exchange Traded Funds (“ETFs”), listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed securities is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of August 31, 2013, no securities were fair valued as determined by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments carried at fair value:

Stringer Growth Fund
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$9,217,992	$-	$9,217,992
Money Market Funds	551,548	-	551,548
Totals	$9,769,540	$-	$9,769,540

(1)
As of and during the period since inception from March 28, 2013 through August 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from March 28, 2013 through August 31, 2013.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from March 28, 2013 through August 31, 2013, no securities were fair valued.

b)         Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period since inception from March 28, 2013 through August 31, 2013, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period since inception from March 28, 2013 through August 31, 2013, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

c)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the period since inception from March 28, 2013 through August 31, 2013.

d)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)         Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)          Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)          Exchange Traded Funds – The Fund may invest in ETFs. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

h)          Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.         CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Stringer Growth Fund for the period since inception from March 28, 2013 through August 31, 2013 were as follows:

Stringer Growth Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	506,040	(11,789)	-	494,251
Value	$5,203,657	$(121,465)	-	$5,082,192
Class C
Shares	292,380	(1,098)	-	291,282
Value	$2,999,256	$(11,476)	-	$2,987,780
Institutional Class
Shares	186,710	(1,365)	-	185,345
Value	$1,929,819	$(13,845)	-	$1,915,974

3.         INVESTMENT TRANSACTIONS

For the period since inception from March 28, 2013 through August 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) for the Stringer Growth Fund were as follows:

Purchases	Sales
$10,701,003	$1,286,430

There were no government securities purchased or sold during the period.

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

4.         ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets. For the period since inception from March 28, 2013 through August 31, 2013, the Adviser earned $17,357 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Fund through at least April 30, 2014.  It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the period since inception from March 28, 2013 through August 31, 2013, the Adviser waived advisory fees of $17,357 and reimbursed expenses of $23,378.

If, at any time, the annualized expenses of Fund are less than the annualized expense ratios, the Trust, on behalf of Fund, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.  The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds is $40,735 and can be recouped no later than February 28, 2017.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Under the Services Agreement, the Trust, on behalf of the Fund, pays M3Sixty the fees described below:

Fund Accounting	$5,000 annually, plus $1,500 for the second and each additional share class
Fund Administration	$5,000 annually, plus $1,500 for the second and each additional share class
Transfer Agency	$5,000 annually, plus $1,500 for the second and each additional share class
Fund Asset Based Fees (annualized)	0.15% on average daily net assets between $0 and $200 million; with lower fees at higher asset levels

If the above fees, in the aggregate, are not at least $40,000 on an annual basis, a minimum fee of $40,000 per year will apply.

For the period since inception from March 28, 2013 through August 31, 2013, M3Sixty earned $26,959, including out of pocket expenses with $4,195 remaining payable at August 31, 2013.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund. Under the Distribution Agreement the Distributor shall be paid an annual fee of $9,000. The annual fee above includes the first share class of the Fund; the Distributor shall receive $1,500 annually for each additional class. The Distributor shall also receive an annualized amount equal to 0.75 bps (0.0075%) of the average assets of the Fund.

The Distributor is an affiliate of M3Sixty.

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect March 28, 2013. For the period since inception from March 28, 2013 through August 31, 2013, the Fund accrued $2,413 in 12b-1 expenses attributable to Class A shares. For the period since inception from March 28, 2013 through August 31, 2013, the Fund accrued $4,219 in 12b-1 expenses attributable to Class C shares.

5.         TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2013 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$9,972,544	$50,178	$(253,182)	$(203,004)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal year ending February 28, 2014.

6.         COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

7.         SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

8.         RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Stringer Funds	SEMI-ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

8.         RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Stringer Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2013 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund did not pay any distributions during the period since inception from March 28, 2013 through August 31, 2013.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2014 to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $500 each year plus $100 per Board or committee meeting attended per Fund, provided, that the Fund is in the incubation stage.  The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From the Stringer Growth Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Growth Fund Paid to Trustees2
Independent Trustees
Art Falk	$375	None	None	$375
Thomas Krausz	$375	None	None	$375
Tom M. Wirtshafter	$375	None	None	$375
Interested Trustees
Randall K. Linscott	None	None	None	None

1	Each of the Trustees serves as a Trustee to each Series of the Trust.The Trust currently offers eight (8) series of shares.

2	Figures are for the period since inception from March 28, 2013 through August 31, 2013.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 03/28/13 through 08/31/13

Stringer Growth Fund:	Beginning Account Value (03/28/2013)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2013)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+0.90%)	$1,000.00	1.65%	$1,009.00	$7.13
Class C (+0.50%)	$1,000.00	2.40%	$1,005.00	$10.35
Institutional Class (+1.00%)	$1,000.00	1.40%	$1,010.00	$6.05

Expenses and Value of a $1,000 Investment for the six month period from 03/01/13 through 08/31/13

Stringer Growth Fund:	Beginning Account Value (03/01/2013)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2013)	Expenses Paid During Period (b)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,016.90	$8.39
Class C	$1,000.00	2.40%	$1,013.10	$12.18
Institutional Class	$1,000.00	1.40%	$1,018.10	$7.12

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 157/365 to reflect the period from 03/28/13 through 08/31/13.
(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 28, 2013 for the Fund were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.63%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	2.05%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.38%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.80%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.38%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.80%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least April 30, 2014.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the period since inception from March 28, 2013 through August 31, 2013 were 3.88%, 4.63% and 3.63% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the period since inception from March 28, 2013 through August 31, 2013.

Stringer Funds	SEMI-ANNUAL REPORT

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND
BETWEEN THE TRUST AND STRINGER ASSET MANAGEMENT, LLC

On December 19, 2012, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Stringer Asset Management, LLC (the “Adviser”) with respect to the Stringer Growth Fund (the “Fund”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Fund and their shareholders by the Adviser; (ii) presentations by the Fund’s portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Fund and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Fund and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Fund, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Fund; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Fund in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services to be provided by the Adviser to the Fund. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), to be provided; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Fund; the oversight of the Fund’s portfolios by the Adviser; the Adviser’s succession plans and business continuity plans; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Fund.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of the Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other Fund in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Fund by the principals of the Adviser to their roles for the Fund.

The Trustees also considered the fees charged by the Adviser to comparable accounts – such as institutional accounts -- they manage in a similar style and noted that, typically, the fees charged to the Fund were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Fund and the profits expected to be realized by the Adviser from its relationship with the Fund were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Fund as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Fund were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Fund grows and whether the advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Fund at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement for the initial term, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
6000 Poplar Avenue
Suite 250
Memphis, TN 38119

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)           Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: November 7, 2013